Derivative Instruments (Outstanding Positions) (Details)	3 Months Ended						12 Months Ended
	Mar. 31, 2014 Crude Oil [Member] Swaps maturing In 2014 [Member] bbl	Mar. 31, 2014 Crude Oil [Member] Swaps maturing In 2015 [Member] bbl	Mar. 31, 2014 Crude Oil [Member] Collars maturing In 2014 [Member] bbl	Mar. 31, 2014 Crude Oil [Member] Collars maturing In 2015 [Member] bbl	Mar. 31, 2014 Natural Gas [Member] Collars maturing In 2014 [Member] MMBTU	Mar. 31, 2014 Natural Gas [Member] Collars maturing In 2015 [Member] MMBTU	Dec. 31, 2013 Predecessor [Member] Swaps maturing In 2014 [Member] bbl	Dec. 31, 2013 Predecessor [Member] Swaps maturing In 2015 [Member] bbl	Dec. 31, 2013 Predecessor [Member] Collars maturing In 2014 [Member] bbl	Dec. 31, 2013 Predecessor [Member] Collars maturing In 2015 [Member] bbl
Derivative [Line Items]
Notional volume (Bbl)	180,000	120,000	1,149,000	492,000			240,000	120,000	693,000	372,000
Notional volume (Mmbtu)					1,350,000	0
Weighted average price (in dollars per Bbl)	94.50	92.60					94.50	92.60
Weighted average floor price (in dollars per Bbl/Mmbtu)			86.29	85.49	4.00	0			86.13	84.03
Weighted average ceiling price (in dollars per Bbl/Mmbtu)			100.35	94.14	4.78	0			103.59	94.66